Embedded Derivative and Derivative Liability (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		66 Months Ended	114 Months Ended	120 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2012 Demand Note Exchange Right [Member]	Sep. 30, 2012 Demand Note Exchange Right [Member] Derivative Liability [Member]	Dec. 31, 2012 Conversion Option [Member]	Oct. 02, 2012 Conversion Option [Member] Derivative Liability [Member]	Dec. 31, 2012 Conversion Option [Member] Derivative Liability [Member]	Dec. 31, 2012 Call Option [Member]	Oct. 02, 2012 Call Option [Member] Derivative Liability [Member]	Jun. 30, 2013 Call Option [Member] Derivative Liability [Member]	Dec. 31, 2012 Call Option [Member] Derivative Liability [Member]
Derivative [Line Items]
Common stock value per share (in dollars per share)	$ 0.11		$ 0.11		$ 0.04			$ 0.04	$ 0.11
Total noncash credit due to change in fair value of embedded derivative and derivative liability	$ (4,104)	$ 0	$ (4,438)	$ 0	$ 944	$ 0	$ 0	$ 944	$ (3,494)	$ 0		$ 212			$ 732
Summary of aggregate fair values along with assumptions utilized [Abstract]
Calculated aggregate value											$ 310		$ 488	$ 276		$ 3,181	$ 0	$ 2,449
Equity volatility (in hundredths)											115.00%		115.00%	115.00%		115.00%	0.00%	115.00%
Asset volatility (in hundredths)											90.00%		90.00%	90.00%		90.00%	0.00%	90.00%
Probability of Fundamental Transaction or Major Transaction (in hundredths)											100.00%		100.00%	100.00%		100.00%	0.00%	100.00%
Weighted average risk-free interest rate (in hundredths)											0.20%		0.20%	0.30%		0.20%	0.00%	0.30%
Dividend yield (in hundredths)											0.00%		0.00%	0.00%		0.00%	0.00%	0.00%